Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKERCAPCX)
Class F Shares (TICKER CAPFX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino.
March 25, 2013
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451577 (3/13)